Working capital (Tables)	12 Months Ended
Dec. 31, 2023
Working Capital [Abstract]
Disclosure of changes in working capital

	Years ended December 31,
	2023	2022	2021
	(€ million)
(Increase)/decrease in inventories	€(4,388)	€(5,606)	€2,201
(Increase)/decrease in trade receivables	(2,249)	(1,986)	246
Increase/(decrease) in trade payables	1,058	4,165	(1,273)
Other changes	107	(1,054)	38
Total change in working capital	€(5,472)	€(4,481)	€1,212